Commitments and Contingencies (Details)		12 Months Ended
	May 12, 2019	Feb. 27, 2021 USD ($)	Oct. 14, 2020 CASE	Aug. 14, 2020 CASE	Apr. 21, 2019 USD ($)
Related Party Transaction [Line Items]
Settlement payment | $		$ 1,500,000
Amount to refine compliance program | $		$ 171,000
Compliance program term		36 months
Aggregate payroll installment payments	3
Payroll installment payment period	3 years
Co-Founders
Related Party Transaction [Line Items]
Supplemental pension payments specified per year | $					$ 200,000
Vitiello v. Bed Bath & Beyond Inc., et al. and Kirkland V. Bed Bath & Beyond Inc., et al.
Related Party Transaction [Line Items]
Number of cases | CASE				2
Salu V. Tritton, et al., Grooms v. Tritton, et al., and Mantia v. Fleming, et al.
Related Party Transaction [Line Items]
Number of cases | CASE			3
Grooms V. Tritton, Et Al., And Mantia V. Fleming, Et Al.
Related Party Transaction [Line Items]
Number of cases | CASE			2